Basis of preparation of the interim financial statements - Presentation currency (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2021 R$ / $	Jun. 30, 2021 R$ / $ R$ / $	Jun. 30, 2021 R$ / $ R$ / €	Jun. 30, 2020 R$ / $	Jun. 30, 2020 R$ / $	Jun. 30, 2020 R$ / €	Jun. 30, 2021 R$ / $	Jun. 30, 2021 R$ / $ R$ / $	Jun. 30, 2021 R$ / $ R$ / €	Jun. 30, 2020 R$ / $	Jun. 30, 2020 R$ / $	Jun. 30, 2020 R$ / €	Jun. 30, 2021 R$ / $	Jun. 30, 2021 R$ / €	Dec. 31, 2020 R$ / $	Dec. 31, 2020 R$ / $	Dec. 31, 2020 R$ / €
Exchange rates used to translate operations
Closing rate	5.0022	5.0022	5.0022				5.0022	5.0022	5.0022				4.0334	5.9276	5.1967	4.0771	6.3779
Average rate	5.2907	4.3096	6.3789	5.3854	3.8882	5.9279	5.3862	4.3209	6.4902	4.9218	3.5992	5.4211